Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
COMMON STOCKS — 91.9%

BRAZIL — 13.8%
B3 SA — Brasil Bolsa Balcao	4,600	$11,229
Banco Bradesco SA ADR	2,757	7,857
MercadoLibre, Inc. *	33	41,840
NU Holdings Ltd., Class A *	693	5,024
Petroleo Brasileiro SA ADR	2,645	39,649
Raia Drogasil SA	900	4,943
WEG SA	700	5,061
		115,603
CANADA — 1.2%
Ivanhoe Mines Ltd., Class A *	1,154	9,890

CHILE — 0.9%
Lundin Mining Corp.	1,002	7,473

INDIA — 20.1%
Delhivery Ltd. *	1,430	7,090
Escorts Kubota Ltd.	212	8,117
HDFC Bank Ltd.	1,771	32,480
HDFC Life Insurance Co., Ltd.	1,808	13,848
ICICI Bank Ltd.	1,040	11,915
Jio Financial Services Ltd. *	3,034	8,447
Reliance Industries Ltd.	1,242	34,968
Samvardhana Motherson International Ltd.	6,153	7,088
Tata Consultancy Services Ltd.	418	17,699
Tech Mahindra Ltd.	912	13,389
UltraTech Cement Ltd.	85	8,429
WNS Holdings Ltd. ADR *	76	5,203
		168,673
INDONESIA — 3.9%
Bank Mandiri Persero Tbk PT	25,600	9,964
Bank Rakyat Indonesia Persero Tbk PT	51,900	17,529
Vale Indonesia Tbk PT	13,100	4,775
		32,268
MEXICO — 5.9%
Cemex SAB de CV, Participating Certificate, ADR *	1,681	10,926
Fomento Economico Mexicano SAB de CV ADR	84	9,169
Grupo Financiero Banorte SAB de CV, Class O	2,046	17,149
Wal-Mart de Mexico SAB de CV	3,177	11,991
		49,235
PANAMA — 0.8%
Copa Holdings SA, Class A	77	6,862

PERU — 1.2%
Credicorp Ltd.	81	10,366

POLAND — 1.4%
Allegro.eu SA *	858	6,298
KGHM Polska Miedz SA	210	5,350
		11,648

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
RUSSIA — 0.0% (a)
MMC Norilsk Nickel PJSC *(b)	94	$0
MMC Norilsk Nickel PJSC ADR *(b)	6	0
Moscow Exchange MICEX-RTS PJSC *(b)	2,760	0
Sberbank of Russia PJSC *(b)	5,512	0
		0
SAUDI ARABIA — 0.7%
Saudi Tadawul Group Holding Co.	118	6,077

SINGAPORE — 1.5%
Sea Ltd. ADR *	295	12,965

SOUTH AFRICA — 3.0%
FirstRand Ltd.	1,342	4,519
Naspers Ltd., N Shares	97	15,519
Remgro Ltd.	662	5,192
		25,230
SOUTH KOREA — 15.9%
Coupang, Inc. *	435	7,395
Doosan Bobcat, Inc.	119	4,491
Hanon Systems	487	3,396
Hyundai Motor Co.	106	14,989
Koh Young Technology, Inc.	527	4,849
LG Chem Ltd.	30	10,984
NAVER Corp.	42	6,280
NCSoft Corp.	26	4,275
Samsung Electronics Co., Ltd.	898	45,398
Samsung SDI Co., Ltd.	28	10,581
SK Hynix, Inc.	243	20,573
		133,211
TAIWAN — 16.4%
Advantech Co., Ltd.	1,099	11,768
MediaTek, Inc.	1,000	22,863
Merida Industry Co., Ltd.	1,000	5,419
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	97,837
		137,887
THAILAND — 2.7%
Fabrinet *	17	2,833
PTT Exploration & Production PCL	3,000	13,999
SCB X PCL	2,100	5,899
		22,731
ZAMBIA — 2.5%
First Quantum Minerals Ltd.	869	20,531

Total Common Stocks (cost $944,851)		770,650

PREFERRED STOCKS — 3.3%

BRAZIL — 1.9%
Petroleo Brasileiro SA ADR 10.49%	629	8,624
Raizen SA 6.53%	10,600	7,528
		16,152

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
SOUTH KOREA — 1.4%
Samsung Electronics Co., Ltd. 1.99%	277	$11,159

Total Preferred Stocks (cost $33,561)		27,311

TOTAL INVESTMENTS — 95.2% (cost $978,412)		$797,961
Other assets less liabilities — 4.8%		40,368
NET ASSETS — 100.0%		$838,329

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR — American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$261,995	$508,655	$0	$770,650
Preferred Stocks**	16,152	11,159	—	27,311
Total	$278,147	$519,814	$0	$797,961

**	Refer to Portfolio of Investments for further detail.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2022	$0
Purchases	—
Sales	(4,134)
Realized gain (loss)	(6,993)
Change in unrealized gain (loss)	11,127
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at September 30, 2023	$0
Change in unrealized gain (loss) related to Investments still held at September 30, 2023.	$—

There were no transfers into or out of Level 3 during the period ended September 30, 2023.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, during the year ended December 31, 2022, management made the decision to value all the Russian securities listed in the Portfolio of Investments to $0 and include them within Level 3.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.